Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	$ 150,682	$ 173,774
Digital assets mined [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	133,040	165,398
Hosting fees [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	751	8,376
High performance computing [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	$ 16,891	$ 0